SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION.
Summary of share options activity

		Weighted
		Average
		Exercise Price
Share Options	Shares	Per Share
Outstanding as of June 30, 2021	6,084	$180.36
Granted	—	—
Forfeited	(1,640)	266.40
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	4,444	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2023	4,444	$148.50

Summary of status of options outstanding and exercisable

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$148.50	4,444	1.59	$148.50	4,444	1.59
4,444

Summary of restricted shares granted

Restricted share grants	Shares
Non-vested as of June 30, 2021	7,244
Granted	405,130
Vested	(291,967)
Non-vested as of June 30, 2022	120,407
Granted	277,778
Vested	(226,247)
Non-vested as of June 30, 2023	171,938

Summary of outstanding restricted shares

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$18.72	60,827	1.67
6.66	111,111	0.21
	171,938